Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Capitalized development expenses	kr 3,528	kr 3,857
Goodwill	38,204	34,945
Intellectual property rights, brands and other intangible assets	3,830	4,805
Property, plant and equipment	13,580	13,383
Right-of-use assets	7,948	7,980
Financial assets
Equity in joint ventures and associated companies	941	1,274
Other investments in shares and participations	2,258	1,519
Customer ﬁnance, non-current	568	1,221
Interest-bearing securities, non-current	30,626	21,613
Other ﬁnancial assets, non-current	6,217	4,842
Deferred tax assets	23,109	26,296
Non-current assets	130,809	121,735
Current assets
Inventories	35,164	28,097
Contract assets	10,506	11,273
Trade receivables	45,399	42,063
Customer ﬁnance, current	2,719	1,916
Current tax assets	6,379	7,304
Other current receivables	7,656	8,710
Interest-bearing securities, current	12,932	6,820
Cash and cash equivalents	54,050	43,612
Current assets	174,805	149,795
Total assets	305,614	271,530
Equity
Capital stock	16,672	16,672
Additional paid in capital	24,731	24,731
Other reserves	454	(2,689)
Retained earnings	66,918	47,960
Equity attributable to owners of the Parent Company	108,775	86,674
Non-controlling interests	(1,676)	(1,497)
Equity	107,099	85,177
Non-current liabilities
Post-employment beneﬁts	36,050	37,353
Provisions, non-current	3,722	2,886
Deferred tax liabilities	884	1,089
Borrowings, non-current	22,241	22,218
Lease liabilities, non-current	7,079	7,104
Other non-current liabilities	1,587	1,383
Non-current liabilities	71,563	72,033
Current liabilities
Provisions, current	5,782	7,580
Borrowings, current	9,590	7,942
Lease liabilities, current	2,224	2,196
Contract liabilities	32,834	26,440
Trade payables	35,684	31,988
Current tax liabilities	2,917	4,486
Other current liabilities	37,921	33,688
Current liabilities	126,952	114,320
Total equity and liabilities	kr 305,614	kr 271,530